Quarterly portfolio holdings
John Hancock
Managed Account Shares
Fixed income
August 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Portfolios’ investments
MANAGED ACCOUNT SHARES BOND COMPLETION PORTFOLIO

As of 8-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 84.7%				$907,911
(Cost $917,405)
U.S. Government 26.7%				286,633
U.S. Treasury
Bond	2.375	02-15-42	24,000	17,372
Bond	2.875	05-15-49	112,000	79,201
Bond	4.750	05-15-55	41,000	39,885
Note	4.125	02-28-27	41,000	41,234
Note	4.250	06-30-31	75,000	76,731
Note	4.250	11-15-34	32,000	32,210
U.S. Government Agency 58.0%				621,278
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	4.500	09-01-52	15,784	15,350
Federal National Mortgage Association
30 Yr Pass Thru	3.500	11-01-50	241,066	218,738
30 Yr Pass Thru	3.500	06-01-52	9,546	8,714
30 Yr Pass Thru	3.500	09-01-52	13,664	12,420
30 Yr Pass Thru	4.500	02-01-53	335,057	325,830

30 Yr Pass Thru	4.500	12-01-54	41,586	40,226
Corporate bonds 14.5%				$155,602
(Cost $153,191)
Communication services 1.6%				17,174
Wireless telecommunication services 1.6%
T-Mobile USA, Inc.	5.050	07-15-33	17,000	17,174
Financials 7.1%				76,457
Banks 5.6%
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%)	5.015	07-22-33	25,000	25,396
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%)	4.912	07-25-33	18,000	18,250
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	18,000	16,597
Capital markets 1.5%
Morgan Stanley (2.943% to 1-21-32, then Overnight SOFR + 1.290%)	2.943	01-21-33	18,000	16,214
Health care 2.5%				26,692
Biotechnology 2.5%
Amgen, Inc.	5.250	03-02-33	26,000	26,692
Information technology 1.7%				18,007
Software 1.7%
Oracle Corp.	4.900	02-06-33	18,000	18,007
Utilities 1.6%				17,272
Multi-utilities 1.6%
Dominion Energy, Inc.	3.375	04-01-30	18,000	17,272

	Yield (%)	Shares	Value
Short-term investments 1.1%			$11,621
(Cost $11,609)
Short-term funds 1.1%			11,621
John Hancock Collateral Trust (A)	4.1996(B)	1,162	11,621

Total investments (Cost $1,082,205) 100.3%	$1,075,134
Other assets and liabilities, net (0.3%)	(3,227)
Total net assets 100.0%	$1,071,907

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
2	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 8-31-25.
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 8-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.2%				$404,227,611
(Cost $395,315,864)
Communication services 4.0%				16,304,096
Diversified telecommunication services 1.5%
AT&T, Inc.	2.750	06-01-31	3,325,000	3,041,931
AT&T, Inc.	3.550	09-15-55	3,211,000	2,135,152
AT&T, Inc.	4.500	05-15-35	1,086,000	1,039,053
Media 1.5%
Charter Communications Operating LLC	2.800	04-01-31	2,785,000	2,505,972
Charter Communications Operating LLC	6.384	10-23-35	2,213,000	2,305,990
News Corp. (A)	3.875	05-15-29	1,453,000	1,403,087
Wireless telecommunication services 1.0%
T-Mobile USA, Inc.	3.875	04-15-30	3,954,000	3,872,911
Consumer discretionary 2.5%				10,398,233
Automobiles 2.0%
Ford Motor Credit Company LLC	4.000	11-13-30	1,924,000	1,789,026
Ford Motor Credit Company LLC	6.054	11-05-31	1,719,000	1,739,555
General Motors Financial Company, Inc.	5.600	06-18-31	3,297,000	3,404,997
Hyundai Capital America (A)	5.400	01-08-31	1,375,000	1,419,440
Hotels, restaurants and leisure 0.1%
Flutter Treasury DAC (A)	5.875	06-04-31	203,000	206,697
Specialty retail 0.4%
AutoNation, Inc.	4.750	06-01-30	1,832,000	1,838,518
Consumer staples 1.8%				7,633,712
Food products 1.8%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	770,000	807,846
JBS USA LUX SA	3.625	01-15-32	2,822,000	2,600,945
JBS USA LUX SA	5.750	04-01-33	1,837,000	1,902,967
JBS USA LUX SA (A)	5.950	04-20-35	427,000	443,918
Pilgrim’s Pride Corp.	6.250	07-01-33	1,782,000	1,878,036
Energy 16.1%				66,275,227
Oil, gas and consumable fuels 16.1%
Aker BP ASA (A)	3.100	07-15-31	1,622,000	1,473,910
Aker BP ASA (A)	3.750	01-15-30	1,000,000	962,436
Aker BP ASA (A)	4.000	01-15-31	612,000	587,644
Aker BP ASA (A)	5.800	10-01-54	621,000	554,448
Antero Resources Corp. (A)	5.375	03-01-30	1,575,000	1,586,502
Cheniere Energy Partners LP	3.250	01-31-32	2,791,000	2,526,581
Cheniere Energy Partners LP (A)	5.550	10-30-35	1,118,000	1,128,275
Cheniere Energy Partners LP	5.950	06-30-33	1,310,000	1,371,614
Cheniere Energy, Inc.	5.650	04-15-34	1,060,000	1,082,079
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	772,000	790,417
Columbia Pipelines Operating Company LLC (A)	5.927	08-15-30	248,000	263,738
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	2,482,000	2,627,373
Continental Resources, Inc. (A)	2.875	04-01-32	2,600,000	2,232,930
Continental Resources, Inc.	4.900	06-01-44	1,498,000	1,180,666
Continental Resources, Inc. (A)	5.750	01-15-31	1,444,000	1,482,313
DT Midstream, Inc. (A)	4.375	06-15-31	3,222,000	3,099,886
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
DT Midstream, Inc. (A)	5.800	12-15-34	896,000	$913,030
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,940,000	2,936,317
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,771,000	1,782,081
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	870,000	984,156
Energy Transfer LP	5.150	03-15-45	2,104,000	1,850,555
Energy Transfer LP	5.400	10-01-47	1,621,000	1,444,238
Energy Transfer LP	5.600	09-01-34	1,283,000	1,303,929
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	2,119,000	2,096,730
Expand Energy Corp.	4.750	02-01-32	1,613,000	1,569,987
Harbour Energy PLC (A)	6.327	04-01-35	2,723,000	2,761,525
MPLX LP	4.950	09-01-32	663,000	659,039
MPLX LP	5.000	03-01-33	1,476,000	1,461,947
Occidental Petroleum Corp.	5.375	01-01-32	524,000	527,074
Occidental Petroleum Corp.	6.050	10-01-54	1,465,000	1,367,909
Occidental Petroleum Corp.	6.450	09-15-36	2,321,000	2,400,935
Occidental Petroleum Corp.	6.625	09-01-30	1,702,000	1,808,789
ONEOK, Inc.	6.050	09-01-33	1,155,000	1,215,242
ONEOK, Inc.	6.625	09-01-53	1,716,000	1,761,993
Ovintiv, Inc.	6.250	07-15-33	723,000	752,321
Ovintiv, Inc.	7.200	11-01-31	1,160,000	1,271,673
Targa Resources Corp.	5.500	02-15-35	1,290,000	1,301,143
Targa Resources Corp.	6.150	03-01-29	1,470,000	1,550,899
Targa Resources Partners LP	4.000	01-15-32	1,772,000	1,665,860
Var Energi ASA (A)	5.875	05-22-30	2,095,000	2,171,420
Var Energi ASA (A)	8.000	11-15-32	2,338,000	2,679,554
Western Midstream Operating LP	4.050	02-01-30	1,237,000	1,202,747
Western Midstream Operating LP	5.450	11-15-34	675,000	666,711
Whistler Pipeline LLC (A)	5.400	09-30-29	523,000	537,669
Whistler Pipeline LLC (A)	5.700	09-30-31	653,000	678,942
Financials 33.1%				136,315,588
Banks 16.9%
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	1,773,000	1,825,318
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	2,000,000	2,085,282
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	6,011,000	6,254,613
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)	5.497	05-20-30	926,000	956,129
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	1,911,000	2,049,007
BPCE SA (5.716% to 1-18-29, then Overnight SOFR + 1.959%) (A)	5.716	01-18-30	819,000	846,241
Citizens Financial Group, Inc.	3.250	04-30-30	337,000	318,677
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	1,352,000	1,382,261
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	3,011,000	3,144,762
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	823,000	895,079
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,660,000	1,722,185
Credit Agricole SA (A)	3.250	01-14-30	409,000	385,298
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (A)	5.862	01-09-36	2,310,000	2,399,641
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (A)	5.019	03-04-31	1,897,000	1,934,756
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	1,164,000	1,218,933
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	1,802,000	1,827,935
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	1,080,000	1,112,264
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	719,000	741,253
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	434,000	457,368
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	598,000	617,235
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,500,000	1,604,818
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	2,229,000	2,273,596
4	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
KeyBank NA	5.000	01-26-33	2,016,000	$2,012,710
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	1,879,000	1,922,106
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	415,000	445,803
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (B)	6.750	09-27-31	903,000	903,743
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	1,500,000	1,488,026
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	1,384,000	1,386,978
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (B)	7.300	11-19-34	1,773,000	1,845,237
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (B)	8.125	11-10-33	1,500,000	1,660,853
Nordea Bank ABP (6.300% to 3-25-32, then 5 Year CMT + 2.660%) (A)(B)	6.300	09-25-31	2,268,000	2,267,741
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	2,768,000	2,809,935
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	740,000	770,265
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	1,743,000	1,762,461
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	1,252,000	1,292,427
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	941,000	1,000,118
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	379,000	383,334
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	2,730,000	2,809,758
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	4,024,000	4,229,912
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	1,585,000	1,694,338
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	665,000	687,930
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	1,100,000	1,160,072
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	1,106,000	1,142,492
Capital markets 8.7%
Ares Strategic Income Fund (A)	5.450	09-09-28	816,000	820,946
Ares Strategic Income Fund	5.600	02-15-30	1,151,000	1,165,259
Ares Strategic Income Fund	5.700	03-15-28	365,000	370,022
Ares Strategic Income Fund (A)	5.800	09-09-30	2,238,000	2,272,248
Ares Strategic Income Fund	6.200	03-21-32	1,236,000	1,271,458
Ares Strategic Income Fund	6.350	08-15-29	458,000	473,551
Blackstone Private Credit Fund	5.250	04-01-30	1,185,000	1,188,631
Blackstone Private Credit Fund	5.950	07-16-29	1,383,000	1,427,074
Blackstone Private Credit Fund	6.000	01-29-32	777,000	797,707
Blackstone Private Credit Fund	7.300	11-27-28	1,094,000	1,169,342
Blackstone Secured Lending Fund	5.350	04-13-28	1,200,000	1,217,437
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	1,726,000	1,682,287
Cantor Fitzgerald LP (A)	7.200	12-12-28	2,570,000	2,754,325
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	1,499,000	1,535,828
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	672,000	720,092
HPS Corporate Lending Fund	5.950	04-14-32	1,768,000	1,788,899
Jefferies Financial Group, Inc.	6.200	04-14-34	2,075,000	2,189,316
Lazard Group LLC	4.375	03-11-29	792,000	790,986
Lazard Group LLC	6.000	03-15-31	1,740,000	1,840,735
Macquarie Bank, Ltd. (A)	3.624	06-03-30	1,921,000	1,830,723
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	249,000	215,899
Sixth Street Lending Partners	5.750	01-15-30	678,000	688,326
Sixth Street Lending Partners (A)	6.125	07-15-30	693,000	714,537
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	788,000	837,953
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (A)	5.428	02-08-30	886,000	915,124
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	560,000	605,943
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)	7.000	02-10-30	1,235,000	1,252,801
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(B)	7.125	08-10-34	1,540,000	1,567,777
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	1,566,000	1,839,093
Consumer finance 1.3%
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	799,000	820,506
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	1,500,000	1,542,066
Ally Financial, Inc.	8.000	11-01-31	1,048,000	1,199,389
Capital One Financial Corp.	6.700	11-29-32	1,500,000	1,650,996
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services 2.3%
Apollo Debt Solutions BDC	6.700	07-29-31	1,000,000	$1,058,197
Apollo Debt Solutions BDC	6.900	04-13-29	539,000	567,132
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	1,010,000	1,033,951
Citadel Finance LLC (A)	5.900	02-10-30	1,047,000	1,061,988
Enact Holdings, Inc.	6.250	05-28-29	1,250,000	1,304,382
Macquarie Airfinance Holdings, Ltd. (A)	5.150	03-17-30	312,000	315,509
NMI Holdings, Inc.	6.000	08-15-29	1,405,000	1,442,457
Radian Group, Inc.	6.200	05-15-29	2,360,000	2,471,287
Insurance 3.9%
Athene Global Funding (A)	4.721	10-08-29	905,000	909,103
Athene Global Funding (A)	5.322	11-13-31	1,179,000	1,206,767
Athene Holding, Ltd.	3.500	01-15-31	3,861,000	3,655,021
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	1,222,000	1,225,736
CNO Financial Group, Inc.	5.250	05-30-29	1,303,000	1,328,706
CNO Financial Group, Inc.	6.450	06-15-34	616,000	647,721
CNO Global Funding (A)	4.950	09-09-29	1,500,000	1,534,243
F&G Annuities & Life, Inc.	6.500	06-04-29	659,000	686,781
GA Global Funding Trust (A)	5.200	12-09-31	1,194,000	1,212,640
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	575,000	602,116
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	751,000	764,976
SBL Holdings, Inc. (A)	5.000	02-18-31	39,000	36,141
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	2,934,000	2,364,568
Health care 8.4%				34,435,170
Biotechnology 2.4%
Amgen, Inc.	5.250	03-02-30	1,524,000	1,578,702
Amgen, Inc.	5.250	03-02-33	2,967,000	3,045,973
Amgen, Inc.	5.650	03-02-53	2,032,000	1,965,250
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	3,492,000	3,073,424
Health care equipment and supplies 0.7%
Solventum Corp.	5.450	03-13-31	2,000,000	2,092,274
Solventum Corp.	5.600	03-23-34	937,000	973,061
Health care providers and services 3.9%
Centene Corp.	2.625	08-01-31	2,753,000	2,333,103
Centene Corp.	4.625	12-15-29	3,440,000	3,313,127
CVS Health Corp.	5.000	09-15-32	1,050,000	1,054,826
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	2,814,000	2,472,473
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	1,702,000	1,652,797
HCA, Inc.	5.450	04-01-31	1,548,000	1,606,782
Horizon Mutual Holdings, Inc. (A)	6.200	11-15-34	1,622,000	1,575,001
UnitedHealth Group, Inc.	5.950	06-15-55	1,066,000	1,065,032
Universal Health Services, Inc.	2.650	10-15-30	1,109,000	995,435
Life sciences tools and services 0.2%
Icon Investments Six DAC	5.849	05-08-29	653,000	682,909
Pharmaceuticals 1.2%
IQVIA, Inc.	6.250	02-01-29	3,036,000	3,195,921
Royalty Pharma PLC	5.150	09-02-29	753,000	773,458
Viatris, Inc.	4.000	06-22-50	1,496,000	985,622
Industrials 8.6%				35,326,659
Aerospace and defense 1.5%
DAE Funding LLC (A)	3.375	03-20-28	2,322,000	2,238,556
Embraer Netherlands Finance BV (A)	7.000	07-28-30	1,776,000	1,919,247
The Boeing Company	6.528	05-01-34	1,858,000	2,034,782
6	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 0.3%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	1,316,000	$1,419,550
Machinery 0.7%
Stanley Black & Decker, Inc.	2.300	03-15-30	1,041,000	948,220
Weir Group, Inc. (A)	5.350	05-06-30	1,706,000	1,742,004
Passenger airlines 4.1%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	12-15-27	566,008	552,361
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,044,147	1,016,958
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	999,804	963,142
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	833,071	808,106
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	962,770	912,749
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,274,047	1,165,053
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,365,251	1,264,699
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,371,139	1,233,125
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	110,230	105,625
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	65,785	63,474
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	397,165	387,567
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	111,864	118,125
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	669,555	591,542
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	362,328	347,432
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	226,941	214,708
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	1,398,771	1,431,893
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	2,064,665	2,123,138
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,448,282	1,471,463
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	2,156,009	2,209,079
Trading companies and distributors 2.0%
AerCap Ireland Capital DAC	3.300	01-30-32	4,339,000	3,972,490
Ashtead Capital, Inc. (A)	5.500	08-11-32	1,590,000	1,626,387
Ashtead Capital, Inc. (A)	5.550	05-30-33	2,400,000	2,445,184
Information technology 7.2%				29,548,551
Communications equipment 0.8%
Motorola Solutions, Inc.	2.300	11-15-30	175,000	157,448
Motorola Solutions, Inc.	2.750	05-24-31	3,280,000	2,990,033
Electronic equipment, instruments and components 0.5%
TD SYNNEX Corp.	2.650	08-09-31	1,500,000	1,336,192
TD SYNNEX Corp.	6.100	04-12-34	520,000	544,783
IT services 0.2%
Gartner, Inc. (A)	3.750	10-01-30	1,052,000	989,833
Semiconductors and semiconductor equipment 3.5%
Broadcom, Inc. (A)	3.419	04-15-33	4,675,000	4,260,350
Broadcom, Inc.	4.550	02-15-32	592,000	589,230
Broadcom, Inc.	4.900	07-15-32	2,422,000	2,451,715
Marvell Technology, Inc.	5.950	09-15-33	2,053,000	2,173,697
Micron Technology, Inc.	2.703	04-15-32	499,000	439,238
Micron Technology, Inc.	5.300	01-15-31	665,000	686,234
Micron Technology, Inc.	5.800	01-15-35	1,446,000	1,494,749
Qorvo, Inc. (A)	3.375	04-01-31	1,780,000	1,618,517
Qorvo, Inc.	4.375	10-15-29	641,000	627,822
Software 0.8%
Oracle Corp.	5.250	02-03-32	1,262,000	1,297,382
Oracle Corp.	5.550	02-06-53	2,409,000	2,210,134
Technology hardware, storage and peripherals 1.4%
CDW LLC	5.100	03-01-30	675,000	686,287
CDW LLC	5.550	08-22-34	810,000	819,914
Dell International LLC	5.300	04-01-32	478,000	492,572
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	7

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Dell International LLC	5.400	04-15-34	3,604,000	$3,682,421
Materials 1.0%				4,096,414
Construction materials 0.7%
Cemex SAB de CV (A)	3.875	07-11-31	2,000,000	1,869,628
JH North America Holdings, Inc. (A)	5.875	01-31-31	450,000	454,912
JH North America Holdings, Inc. (A)	6.125	07-31-32	672,000	682,063
Metals and mining 0.3%
Freeport-McMoRan, Inc.	5.400	11-14-34	1,070,000	1,089,811
Real estate 5.8%				24,006,746
Industrial REITs 1.0%
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	04-01-29	2,400,000	2,478,257
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	01-15-35	1,541,000	1,558,056
Real estate management and development 0.6%
CoStar Group, Inc. (A)	2.800	07-15-30	2,521,000	2,310,319
Residential REITs 0.6%
American Homes 4 Rent LP	4.950	06-15-30	2,650,000	2,702,232
Retail REITs 0.4%
Regency Centers LP	5.000	07-15-32	1,779,000	1,814,699
Specialized REITs 3.2%
American Tower Corp.	5.200	02-15-29	1,710,000	1,758,513
American Tower Corp.	5.550	07-15-33	1,302,000	1,351,908
American Tower Corp.	5.650	03-15-33	1,302,000	1,359,790
GLP Capital LP	3.250	01-15-32	332,000	296,305
GLP Capital LP	4.000	01-15-30	4,060,000	3,927,688
VICI Properties LP	5.125	11-15-31	2,091,000	2,116,873
VICI Properties LP	5.125	05-15-32	2,324,000	2,332,106
Utilities 9.7%				39,887,215
Electric utilities 4.3%
American Electric Power Company, Inc.	5.625	03-01-33	268,000	280,677
Constellation Energy Generation LLC	6.500	10-01-53	1,095,000	1,180,126
Duke Energy Corp.	5.750	09-15-33	1,000,000	1,054,917
Electricite de France SA (A)	5.650	04-22-29	1,900,000	1,978,570
Eversource Energy	5.125	05-15-33	1,613,000	1,618,062
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	435,000	449,317
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	1,002,000	1,032,943
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	361,000	378,110
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	736,000	756,027
NRG Energy, Inc. (A)	4.450	06-15-29	936,000	927,003
NRG Energy, Inc. (A)	7.000	03-15-33	1,943,000	2,123,235
Pacific Gas & Electric Company	4.950	07-01-50	1,467,000	1,214,694
Pacific Gas & Electric Company	5.800	05-15-34	1,227,000	1,254,648
The Southern Company	5.200	06-15-33	522,000	533,253
The Southern Company	5.700	03-15-34	967,000	1,012,613
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	1,815,000	1,899,096
Independent power and renewable electricity producers 1.8%
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	891,000	906,317
Capital Power US Holdings, Inc. (A)	6.189	06-01-35	1,505,000	1,556,302
Vistra Operations Company LLC (A)	4.300	07-15-29	1,973,000	1,953,510
Vistra Operations Company LLC (A)	6.000	04-15-34	1,306,000	1,360,594
Vistra Operations Company LLC (A)	6.950	10-15-33	1,474,000	1,627,654
Multi-utilities 3.6%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	1,167,000	1,223,196
8	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	1,855,000	$1,949,188
Dominion Energy, Inc.	3.375	04-01-30	1,000,000	959,551
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	812,000	819,891
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	817,000	814,284
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,537,000	1,606,600
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,407,000	1,505,828
National Grid PLC	5.809	06-12-33	2,194,000	2,324,180

Sempra	5.500	08-01-33	1,195,000	1,227,547

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	2,325,000	2,359,282
Municipal bonds 0.1%				$294,324
(Cost $437,692)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	23,520
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	108,000	77,993
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	81,970
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	21,567
Regents of the University of California Medical Center	3.006	05-15-50	140,000	89,274

	Yield (%)	Shares	Value
Short-term investments 0.8%			$3,032,049
(Cost $3,031,976)
Short-term funds 0.8%			3,032,049
John Hancock Collateral Trust (C)	4.1996(D)	303,111	3,032,049

Total investments (Cost $398,785,532) 99.1%	$407,553,984
Other assets and liabilities, net 0.9%	3,881,459
Total net assets 100.0%	$411,435,443

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $112,768,086 or 27.4% of the portfolio’s net assets as of 8-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 8-31-25.
The portfolio had the following country composition as a percentage of net assets on 8-31-25:
United States	81.3%
United Kingdom	4.0%
Canada	2.4%
France	2.1%
Norway	2.0%
Switzerland	1.5%
Ireland	1.2%
Luxembourg	1.1%
Netherlands	1.0%
Other countries	3.4%
TOTAL	100.0%
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	9

MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 8-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 95.5%				$141,709,402
(Cost $139,587,311)
Communication services 9.6%				14,278,989
Diversified telecommunication services 4.3%
GCI LLC (A)	4.750	10-15-28	925,000	900,844
IHS Holding, Ltd. (A)	7.875	05-29-30	779,000	794,915
IHS Holding, Ltd. (A)	8.250	11-29-31	1,200,000	1,238,225
Iliad Holding SAS (A)	8.500	04-15-31	300,000	322,761
Level 3 Financing, Inc. (A)	6.875	06-30-33	1,571,000	1,585,100
Maya SAS (A)	7.000	04-15-32	1,026,000	1,055,230
Windstream Services LLC (A)	8.250	10-01-31	467,000	485,763
Entertainment 0.1%
ROBLOX Corp. (A)	3.875	05-01-30	219,000	208,216
Interactive media and services 0.9%
Match Group Holdings II LLC (A)	3.625	10-01-31	348,000	314,106
Match Group Holdings II LLC (A)	4.125	08-01-30	1,135,000	1,068,718
Media 2.6%
CCO Holdings LLC	4.500	05-01-32	599,000	547,759
Gray Media, Inc. (A)	10.500	07-15-29	1,128,000	1,227,773
Midcontinent Communications (A)	8.000	08-15-32	1,225,000	1,276,204
Sirius XM Radio LLC (A)	4.000	07-15-28	748,000	721,882
Wireless telecommunication services 1.7%
Millicom International Cellular SA (A)	6.250	03-25-29	1,009,800	1,012,113
Millicom International Cellular SA (A)	7.375	04-02-32	413,000	426,218
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	1,036,000	1,093,162
Consumer discretionary 19.7%				29,285,224
Automobile components 0.3%
Dealer Tire LLC (A)	8.000	02-01-28	384,000	372,324
Broadline retail 1.8%
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	287,000	284,204
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	485,000	473,382
Macy’s Retail Holdings LLC (A)	7.375	08-01-33	1,076,000	1,104,816
Rakuten Group, Inc. (A)	9.750	04-15-29	473,000	525,476
SGUS LLC (A)	11.000	12-15-29	274,640	241,404
Hotels, restaurants and leisure 10.3%
Caesars Entertainment, Inc. (A)	6.000	10-15-32	1,287,000	1,261,843
Caesars Entertainment, Inc. (A)	6.500	02-15-32	579,000	593,582
Carnival Corp. (A)	5.750	08-01-32	1,204,000	1,223,866
Carnival Corp. (A)	5.875	06-15-31	1,635,000	1,676,112
Full House Resorts, Inc. (A)	8.250	02-15-28	544,000	520,851
Genting New York LLC (A)	7.250	10-01-29	216,000	224,309
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	973,000	992,846
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	130,000	126,057
MGM Resorts International	4.750	10-15-28	1,600,000	1,590,275
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	1,090,000	1,054,485
NCL Corp., Ltd. (A)	6.750	02-01-32	1,047,000	1,079,785
Resorts World Las Vegas LLC (A)	4.625	04-16-29	1,050,000	944,105
Resorts World Las Vegas LLC (A)	4.625	04-06-31	600,000	505,955
Resorts World Las Vegas LLC (A)	8.450	07-27-30	700,000	703,807
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	859,000	868,604
Sabre GLBL, Inc. (A)	11.125	07-15-30	507,000	496,911
Travel + Leisure Company (A)	4.625	03-01-30	388,000	373,774
Travel + Leisure Company (A)	6.125	09-01-33	1,069,000	1,072,900
10	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables 2.3%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	797,000	$747,000
Century Communities, Inc. (A)	3.875	08-15-29	795,000	740,543
KB Home	4.000	06-15-31	683,000	635,456
Newell Brands, Inc.	6.375	05-15-30	677,000	667,677
Newell Brands, Inc. (A)	8.500	06-01-28	644,000	679,887
Specialty retail 4.6%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	180,000	174,814
Asbury Automotive Group, Inc.	4.750	03-01-30	822,000	802,826
Global Auto Holdings, Ltd. (A)	8.750	01-15-32	1,102,000	972,846
Global Auto Holdings, Ltd. (A)	11.500	08-15-29	727,000	720,696
Group 1 Automotive, Inc. (A)	4.000	08-15-28	305,000	295,944
Lithia Motors, Inc. (A)	3.875	06-01-29	387,000	371,090
Lithia Motors, Inc. (A)	4.375	01-15-31	814,000	773,655
Lithia Motors, Inc. (A)	4.625	12-15-27	325,000	322,035
Saks Global Enterprises LLC (A)	11.000	12-15-29	212,750	48,401
Saks Global Enterprises LLC (A)	11.000	12-15-29	425,500	168,073
The Michaels Companies, Inc. (A)	5.250	05-01-28	1,109,000	875,245
The Michaels Companies, Inc. (A)	7.875	05-01-29	866,000	587,099
Valvoline, Inc. (A)	3.625	06-15-31	855,000	779,879
Textiles, apparel and luxury goods 0.4%
S&S Holdings LLC (A)	8.375	10-01-31	382,000	358,776
Under Armour, Inc. (A)	7.250	07-15-30	252,000	251,609
Consumer staples 1.9%				2,778,600
Food products 1.9%
MARB BondCo PLC (A)	3.950	01-29-31	1,882,000	1,703,795
NBM US Holdings, Inc. (A)	6.625	08-06-29	1,061,000	1,074,805
Energy 18.7%				27,673,907
Oil, gas and consumable fuels 18.7%
Antero Midstream Partners LP (A)	5.375	06-15-29	781,000	776,341
Antero Midstream Partners LP (A)	6.625	02-01-32	877,000	906,993
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	1,275,000	1,271,926
Ascent Resources Utica Holdings LLC (A)	6.625	10-15-32	244,000	248,394
Ascent Resources Utica Holdings LLC (A)	6.625	07-15-33	428,000	434,465
Blue Racer Midstream LLC (A)	7.000	07-15-29	122,000	126,925
Blue Racer Midstream LLC (A)	7.250	07-15-32	563,000	597,474
Civitas Resources, Inc. (A)	8.625	11-01-30	507,000	527,809
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	180,000	174,600
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	599,000	563,208
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	2,096,000	2,103,632
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	296,000	294,549
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	2,305,000	2,365,350
Genesis Energy LP	7.875	05-15-32	575,000	596,821
Genesis Energy LP	8.000	05-15-33	621,000	648,667
Global Partners LP (A)	7.125	07-01-33	194,000	198,558
Global Partners LP (A)	8.250	01-15-32	844,000	887,255
Hess Midstream Operations LP (A)	4.250	02-15-30	285,000	276,745
Hess Midstream Operations LP (A)	5.500	10-15-30	95,000	95,516
Hess Midstream Operations LP (A)	6.500	06-01-29	238,000	246,082
Howard Midstream Energy Partners LLC (A)	6.625	01-15-34	540,000	548,823
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	73,000	76,126
Leviathan Bond, Ltd. (A)	6.500	06-30-27	1,360,000	1,354,560
Leviathan Bond, Ltd. (A)	6.750	06-30-30	143,000	141,713
Long Ridge Energy LLC (A)	8.750	02-15-32	803,000	831,733
Matador Resources Company (A)	6.250	04-15-33	356,000	358,632
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	11

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	1,263,409	$1,069,698
Parkland Corp. (A)	4.500	10-01-29	945,000	917,715
Parkland Corp. (A)	4.625	05-01-30	153,000	148,096
Parkland Corp. (A)	6.625	08-15-32	740,000	762,146
Sunoco LP	4.500	04-30-30	1,186,000	1,146,114
Sunoco LP (A)	6.250	07-01-33	507,000	518,167
Sunoco LP (A)	7.000	05-01-29	855,000	887,907
Sunoco LP (A)	7.250	05-01-32	679,000	718,300
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	372,000	349,270
Venture Global LNG, Inc. (A)	7.000	01-15-30	1,011,000	1,041,781
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	2,183,000	2,167,806
Venture Global LNG, Inc. (A)	9.500	02-01-29	1,177,000	1,294,010
Financials 11.6%				17,157,058
Banks 5.1%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)	9.625	05-21-33	1,800,000	2,121,793
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (B)	7.625	03-15-35	346,000	357,398
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	1,561,000	1,642,328
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (B)(C)	7.590	09-28-25	964,000	961,020
Popular, Inc.	7.250	03-13-28	1,252,000	1,321,515
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	1,150,000	1,057,170
Consumer finance 1.2%
Enova International, Inc. (A)	9.125	08-01-29	450,000	474,507
OneMain Finance Corp.	6.125	05-15-30	1,287,000	1,307,047
Financial services 1.8%
Freedom Mortgage Holdings LLC (A)	7.875	04-01-33	514,000	522,569
Rocket Companies, Inc. (A)	6.125	08-01-30	683,000	702,773
Rocket Companies, Inc. (A)	6.375	08-01-33	860,000	892,444
TrueNoord Capital DAC (A)	8.750	03-01-30	528,000	560,921
Insurance 2.8%
AmWINS Group, Inc. (A)	6.375	02-15-29	569,000	583,161
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (A)	4.700	10-15-51	729,000	717,238
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	606,000	637,691
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	1,017,000	997,418
Panther Escrow Issuer LLC (A)	7.125	06-01-31	1,208,000	1,253,530
Mortgage real estate investment trusts 0.7%
Starwood Property Trust, Inc. (A)	6.000	04-15-30	1,030,000	1,046,535
Health care 2.7%				4,003,660
Biotechnology 0.4%
Star Parent, Inc. (A)	9.000	10-01-30	545,000	576,962
Health care equipment and supplies 0.3%
Varex Imaging Corp. (A)	7.875	10-15-27	487,000	496,579
Health care providers and services 0.5%
DaVita, Inc. (A)	4.625	06-01-30	743,000	715,304
Pharmaceuticals 1.5%
Endo Finance Holdings, Inc. (A)	8.500	04-15-31	969,000	1,031,604
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	107,000	110,247
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	33,000	24,131
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	1,027,000	1,048,833
Industrials 10.0%				14,908,353
Aerospace and defense 0.5%
Efesto Bidco SpA Efesto US LLC (A)	7.500	02-15-32	761,000	777,308
12	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products 2.0%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,179,000	$1,108,165
Builders FirstSource, Inc. (A)	6.375	06-15-32	431,000	444,454
Builders FirstSource, Inc. (A)	6.375	03-01-34	996,000	1,025,811
Builders FirstSource, Inc. (A)	6.750	05-15-35	349,000	363,956
Commercial services and supplies 2.4%
Allied Universal Holdco LLC (A)	6.875	06-15-30	649,000	668,390
Allied Universal Holdco LLC (A)	7.875	02-15-31	1,579,000	1,659,332
Ambipar Lux Sarl (A)	10.875	02-05-33	547,000	453,818
Cimpress PLC (A)	7.375	09-15-32	840,000	842,859
Construction and engineering 1.0%
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	984,000	986,794
Williams Scotsman, Inc. (A)	6.625	06-15-29	520,000	532,720
Electrical equipment 0.8%
EMRLD Borrower LP (A)	6.625	12-15-30	1,158,000	1,189,296
Machinery 0.7%
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	928,000	958,430
Passenger airlines 1.4%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	626,000	654,170
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	482,418	469,007
American Airlines, Inc. (A)	7.250	02-15-28	976,000	1,001,310
Trading companies and distributors 0.5%
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	804,000	787,372
Transportation infrastructure 0.7%
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	945,000	985,161
Information technology 3.2%				4,761,525
IT services 1.1%
CoreWeave, Inc. (A)	9.000	02-01-31	493,000	488,068
CoreWeave, Inc. (A)	9.250	06-01-30	691,000	693,477
Virtusa Corp. (A)	7.125	12-15-28	404,000	393,687
Semiconductors and semiconductor equipment 1.2%
Kioxia Holdings Corp. (A)	6.625	07-24-33	1,797,000	1,785,616
Software 0.9%
Cloud Software Group, Inc. (A)	8.250	06-30-32	507,000	542,048
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	346,000	347,317
Pagaya US Holdings Company LLC (A)	8.875	08-01-30	510,000	511,312
Materials 7.4%				11,019,855
Construction materials 0.8%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	703,000	725,040
Standard Building Solutions, Inc. (A)	6.250	08-01-33	540,000	551,130
Containers and packaging 1.8%
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	877,000	901,644
Graphic Packaging International LLC (A)	3.500	03-01-29	699,000	661,088
Toucan FinCo, Ltd. (A)	9.500	05-15-30	948,000	947,336
Trivium Packaging Finance BV (A)	8.250	07-15-30	97,000	103,029
Metals and mining 3.9%
Alcoa Nederland Holding BV (A)	7.125	03-15-31	311,000	328,019
Aris Mining Corp. (A)	8.000	10-31-29	764,000	790,740
Capstone Copper Corp. (A)	6.750	03-31-33	259,000	265,972
Champion Iron Canada, Inc. (A)	7.875	07-15-32	1,015,000	1,059,292
CSN Resources SA (A)	4.625	06-10-31	1,467,000	1,181,036
First Quantum Minerals, Ltd. (A)	7.250	02-15-34	333,000	336,214
First Quantum Minerals, Ltd. (A)	8.625	06-01-31	290,000	302,935
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	13

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Novelis Corp. (A)	4.750	01-30-30	1,289,000	$1,239,585
Novelis Corp. (A)	6.875	01-30-30	217,000	225,162
Paper and forest products 0.9%
Magnera Corp. (A)	7.250	11-15-31	1,481,000	1,401,633
Real estate 2.7%				4,003,089
Hotel and resort REITs 0.4%
XHR LP (A)	6.625	05-15-30	517,000	530,661
Specialized REITs 2.3%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	216,000	207,620
Iron Mountain, Inc. (A)	5.250	07-15-30	860,000	851,006
Iron Mountain, Inc. (A)	6.250	01-15-33	664,000	679,465
Millrose Properties, Inc. (A)	6.375	08-01-30	1,195,000	1,205,755
Uniti Group LP (A)	6.500	02-15-29	555,000	528,582
Utilities 8.0%				11,839,142
Electric utilities 5.7%
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (A)(B)	9.125	03-15-33	1,317,000	1,517,865
NRG Energy, Inc. (A)	3.625	02-15-31	690,000	636,463
NRG Energy, Inc. (A)	3.875	02-15-32	1,348,000	1,238,149
NRG Energy, Inc. (A)	5.750	07-15-29	765,000	764,703
NRG Energy, Inc. (A)	6.000	02-01-33	1,112,000	1,126,971
NRG Energy, Inc. (A)	6.250	11-01-34	533,000	546,457
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	1,195,000	1,317,319
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	1,342,000	1,331,780
Gas utilities 0.6%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54	913,000	925,160
Independent power and renewable electricity producers 1.7%
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	873,098	812,636
Lightning Power LLC (A)	7.250	08-15-32	602,000	638,633
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	269,000	274,589

Vistra Operations Company LLC (A)	6.875	04-15-32	675,000	708,417
Term loans (D) 2.3%				$3,497,715
(Cost $3,510,735)
Financials 0.5%				835,140
Insurance 0.5%
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.566	01-30-32	835,800	835,140
Health care 0.2%				259,884
Pharmaceuticals 0.2%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.316	04-23-31	259,043	259,884
Industrials 1.2%				1,762,693
Commercial services and supplies 0.4%
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.824	03-03-32	523,000	522,184
Trading companies and distributors 0.8%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	8.316	05-21-32	1,261,000	1,240,509
Materials 0.4%				639,998
Construction materials 0.4%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.566	02-10-32	640,395	639,998
14	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset-backed securities 0.3%				$387,839
(Cost $394,787)
Asset-backed securities 0.3%				387,839
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	38,000	36,364
Frontier Issuer LLC
Series 2024-1, Class C (A)	11.160	06-20-54	312,000	351,475

	Shares	Value
Common stocks 0.0%		$7,423
(Cost $75,362)
Energy 0.0%		7,423
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (E)	297	7,423

Preferred securities 0.3%		$383,550
(Cost $378,961)
Communication services 0.1%		79,800
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	3,800	79,800
Financials 0.2%		303,750
Banks 0.2%
Wells Fargo & Company, 7.500%	250	303,750

	Yield (%)	Shares	Value
Short-term investments 0.6%			$881,258
(Cost $881,221)
Short-term funds 0.6%			881,258
John Hancock Collateral Trust (F)	4.1996(G)	88,099	881,258

Total investments (Cost $144,828,377) 99.0%	$146,867,187
Other assets and liabilities, net 1.0%	1,478,065
Total net assets 100.0%	$148,345,252

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $118,909,854 or 80.2% of the portfolio’s net assets as of 8-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	The rate shown is the annualized seven-day yield as of 8-31-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
The portfolio had the following country composition as a percentage of net assets on 8-31-25:
United States	74.5%
United Kingdom	5.7%
Canada	4.7%
France	2.7%
Japan	1.6%
Brazil	1.5%
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	15

Israel	1.5%
Spain	1.4%
Luxembourg	1.3%
Netherlands	1.0%
Other countries	4.1%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

As of 8-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.9%				$18,985,139
(Cost $19,756,733)
Alabama 1.0%				200,285
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	5.000	06-01-55	200,000	200,285
Alaska 1.0%				201,252
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	250,000	201,252
Arizona 4.9%				955,921
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	345,000	323,609
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	250,000	239,201
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project, Series A (A)	4.000	07-01-51	350,000	257,433
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.375	06-15-64	135,000	135,678
California 6.0%				1,175,446
California Community Housing Agency Exchange at Bayfront Apartments, Series A-1 (A)	3.000	02-01-57	100,000	59,634
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	100,000	102,957
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	250,000	248,707
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	300,000	189,611
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (A)	4.000	08-01-56	250,000	211,549
CSCDA Community Improvement Authority Pasadena Portfolio, Series A-2 (A)	3.000	12-01-56	200,000	133,080
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.919	06-01-66	1,000,000	92,799
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	7.442	06-01-36	300,000	137,109
Colorado 6.0%				1,161,717
Aerotropolis Regional Transportation Authority Special Revenue (A)	5.750	12-01-54	500,000	476,375
Colorado Educational & Cultural Facilities Authority Axis International Academy Project, Series A (A)	6.000	07-01-55	100,000	97,702
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	250,000	216,145
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	125,000	116,275
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	250,000	255,220
Connecticut 1.6%				321,393
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	300,000	300,530
Town of Hamden Whitney Center Project	5.000	01-01-50	25,000	20,863
16	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida 14.7%				$2,845,000
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	300,000	232,871
City of Pompano Beach John Knox Village Project, Series A	4.000	09-01-56	135,000	99,834
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-54	235,000	184,964
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	310,000	247,634
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	250,000	228,196
Florida Higher Educational Facilities Financing Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	250,000	206,192
Florida Higher Educational Facilities Financing Authority Keiser University Project (A)	6.000	07-01-45	150,000	145,022
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	240,000	256,058
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	250,000	271,122
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	250,000	223,647
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)(C)	5.875	01-01-33	250,000	137,500
Shingle Creek at Bronson Community Development District Florida Special Assessment	3.100	06-15-31	250,000	244,113
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	300,000	210,779
Village Community Development District CDD No. 12	4.250	05-01-43	175,000	157,068
Georgia 0.0%				4,769
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	5,000	4,769
Idaho 0.5%				95,685
Avimor Community Infrastructure District No. 1 Assessment Area 6, Series B (A)	5.500	09-01-53	100,000	95,685
Illinois 7.3%				1,413,184
Chicago Board of Education Capital Improvement	5.000	04-01-38	375,000	382,632
Chicago Board of Education Series A, GO	7.000	12-01-44	100,000	100,230
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	115,000	97,788
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	250,000	258,167
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-49	100,000	89,826
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	250,000	238,092
Village of Morton Grove Tax Increment Revenue Samwill Station Redevelopment Project	5.000	01-01-39	260,000	246,449
Indiana 0.9%				184,104
Indiana Finance Authority Greenwood Village South Project, Series A	5.750	05-15-60	150,000	144,427
Indiana Finance Authority Polyflow Industry Project, AMT (A)(C)	7.000	03-01-39	180,000	9,000
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	30,000	30,677
Kansas 1.0%				198,386
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	210,000	198,386
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	17

	Rate (%)	Maturity date	Par value^	Value
Kentucky 1.2%				$228,978
City of Henderson Pratt Paper LLC Project, Series B, AMT (A)	4.450	01-01-42	250,000	228,978
Louisiana 1.2%				227,684
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	240,000	227,684
Maryland 1.4%				273,726
City of Rockville Ingleside at King Farm Project, Series B	4.500	11-01-43	65,000	55,015
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	250,000	218,711
Massachusetts 2.7%				517,310
Massachusetts Development Finance Agency Care Communities LLC Obligated Group, Series A-1 (A)	6.500	07-15-60	150,000	144,488
Massachusetts Development Finance Agency Gingercare Living Issue, Series A (A)	5.875	12-01-60	150,000	130,173
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	242,649
Michigan 1.7%				326,322
City of Detroit, GO	5.500	04-01-32	300,000	326,322
Missouri 2.3%				440,607
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	250,000	252,184
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	200,000	188,423
Nevada 1.2%				229,750
State of Nevada Department of Business & Industry Brightline West Passenger Project, Series A, AMT (A)	9.500	01-01-65	250,000	229,750
New Hampshire 1.7%				322,892
New Hampshire Business Finance Authority Covanta Resources Recovery, Series B, AMT (A)	3.750	07-01-45	250,000	201,088
New Hampshire Business Finance Authority The Wildflower Project (A)(B)	6.073	12-15-33	200,000	121,804
New York 2.4%				474,443
City of Ithaca, GO	2.000	02-15-42	280,000	163,250
New York Transportation Development Corp. American Airlines, Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	65,000	64,167
New York Transportation Development Corp. Laguardia Airport Terminal B, AMT	4.000	07-01-33	250,000	247,026
Ohio 3.8%				734,599
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	250,000	166,644
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	170,000	137,314
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	200,000	191,148
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.600	06-01-41	250,000	239,493
Oregon 0.5%				94,441
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	5.625	06-15-55	100,000	94,441
Pennsylvania 2.7%				516,184
Beaver County Industrial Development Authority FirstEnergy Generation Project, Series B	3.750	10-01-47	385,000	301,932
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	300,000	214,252
18	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico 2.5%				$478,061
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.560	11-01-43	290,000	181,975
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	320,000	296,086
South Carolina 1.6%				308,575
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	250,000	266,347
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-38	15,000	14,728
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(C)	6.500	06-01-51	250,000	27,500
Texas 9.1%				1,766,256
Arlington Higher Education Finance Corp. Basis Texas Charter Schools (A)	5.875	06-15-65	100,000	97,950
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	10.000	06-01-42	93,737	23,434
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	250,000	214,436
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	150,000	156,550
Decatur Hospital Authority Wise Health System	5.000	09-01-31	200,000	220,663
Houston Higher Education Finance Corp. Houston Christian University Project	5.125	10-01-51	190,000	169,569
New Hope Cultural Education Facilities Finance Corp. Series A	5.500	10-01-35	150,000	150,956
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	130,000	116,088
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	4.000	01-01-50	250,000	175,430
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	250,000	232,514
Texas Transportation Commission State Highway 249 System State Highway Toll, First Tier	5.000	08-01-57	210,000	208,666
Utah 3.8%				736,086
Mida Mountain Village Public Infrastructure District Series 2 (A)	6.000	06-15-54	500,000	495,710
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	240,376
Vermont 1.3%				251,008
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	315,000	251,008
Virginia 2.5%				480,212
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	300,000	276,880
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-56	220,000	203,332
Wisconsin 9.4%				1,820,863
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	250,000	250,960
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	260,976
Public Finance Authority Cincinnati Classical Academy, Series A (A)	5.875	06-15-54	100,000	94,025
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	260,000	213,539
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-54	150,000	137,194
Public Finance Authority Heritage Bend Project (A)(B)	7.306	12-15-42	500,000	145,130
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	19

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	6.250	09-01-46	300,000	$301,764
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	100,000	84,522
Public Finance Authority Two Step Project (A)(B)	6.087	12-15-34	200,000	114,590
Public Finance Authority Viticus Group Project, Series A (A)	4.250	12-01-51	100,000	74,401
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.000	07-01-60	150,000	143,762

	Yield (%)	Shares	Value
Short-term investments 1.9%			$370,681
(Cost $370,669)
Short-term funds 1.9%
John Hancock Collateral Trust (D)	4.1996(E)	37,057	370,681
Total investments (Cost $20,127,402) 99.8%			$19,355,820
Other assets and liabilities, net 0.2%			41,449
Total net assets 100.0%			$19,397,269

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,421,342 or 43.4% of the fund’s net assets as of 8-31-25.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Non-income producing - Issuer is in default.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 8-31-25.
The fund had the following portfolio composition as a percentage of net assets on 8-31-25:
General obligation bonds	5.3%
Revenue bonds	92.6%
Education	19.8%
Development	19.6%
Health care	17.5%
Other revenue	16.5%
Airport	5.0%
Transportation	4.8%
Housing	4.3%
Tobacco	3.8%
Water and sewer	1.2%
Pollution	0.1%
Short-term investments and other	2.1%
TOTAL	100.0%
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 8-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 38.5%				$79,778,550
(Cost $79,020,268)
Commercial and residential 30.6%				63,344,708
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A1 (A)(B)	1.691	04-25-65	387,227	366,639
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	82,533	78,216
Series 2021-1, Class A1 (A)(B)	0.909	01-25-66	288,301	251,514
20	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-4, Class A1 (A)(B)	1.035	01-20-65	1,106,269	$935,066
Series 2021-5, Class A1 (A)(B)	0.951	07-25-66	191,701	167,619
Series 2021-6, Class A1 (A)(B)	1.458	09-25-66	573,085	488,075
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	1,710,897	1,701,681
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	1,203,495	1,200,512
Arroyo Mortgage Trust
Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	47,906	45,853
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	102,751	93,004
Avenue of Americas
Series 2025-1301, Class A (A)(B)	5.227	08-11-42	1,799,000	1,824,013
Series 2025-1301, Class B (A)(B)	5.478	08-11-42	690,000	698,930
BAHA Trust
Series 2024-MAR, Class A (A)(B)	6.171	12-10-41	2,496,000	2,586,208
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	190,940	179,407
Series 2024-5C29, Class A3	5.208	09-15-57	2,470,000	2,543,283
Series 2024-5C31, Class A3	5.609	12-15-57	983,000	1,028,271
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	254,137	250,187
Series 2024-V12, Class A3	5.738	12-15-57	726,000	761,515
BMO Mortgage Trust
Series 2024-5C8, Class A3 (B)	5.625	12-15-57	1,000,000	1,044,488
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	299,849	280,874
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	1,172,000	1,108,245
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(C)	5.977	01-15-34	252,000	252,079
Series 2022-CLS, Class A (A)	5.760	10-13-27	1,933,000	1,956,979
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(C)	5.577	08-15-36	1,409,000	1,274,095
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	272,974	264,723
CENT Trust
Series 2025-CITY, Class A (A)(B)	5.091	07-10-40	1,173,000	1,188,442
CFK Trust
Series 2020-MF2, Class A (A)	2.387	03-15-39	530,000	499,762
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	139,672	137,228
Series 2023-SMRT, Class A (A)(B)	6.015	10-12-40	1,670,000	1,725,461
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	310,370	263,405
Series 2021-3, Class A1 (A)(B)	0.956	09-27-66	599,352	503,664
Series 2021-HX1, Class A1 (A)(B)	1.110	10-25-66	117,644	102,000
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	448,592	429,851
COLT Mortgage Pass-Through Trust
Series 2021-1R, Class A1 (A)(B)	0.857	05-25-65	16,778	15,254
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	2,235,819	1,943,351
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(B)	2.773	11-10-46	845,000	693,649
Credit Suisse Mortgage Capital Certificates
Series 2021-AFC1, Class A1 (A)(B)	0.830	03-25-56	975,300	803,941
Series 2021-NQM1, Class A1 (A)(B)	0.809	05-25-65	433,899	394,350
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	327,179	293,653
Series 2021-NQM6, Class A1 (A)(B)	1.174	07-25-66	632,023	541,315
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	1,164,808	991,604
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	43,582	43,612
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(B)	0.899	04-25-66	332,965	295,944
Ellington Financial Mortgage Trust
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	17,525	16,695
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	96,566	84,597
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-2, Class A1 (A)(B)	0.931	06-25-66	1,176,640	$991,105
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	971,920	793,063
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	492,637	473,036
Series 2021-NQM1, Class A1 (A)(B)	0.874	01-25-66	433,259	389,000
Series 2021-NQM3, Class A1 (A)(B)	1.091	05-25-66	886,637	774,560
Series 2021-NQM6, Class A1 (A)(B)	1.855	08-25-66	89,568	81,723
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	09-27-60	216,732	205,073
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	1,001,593	904,527
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(B)	5.649	01-13-40	1,463,000	1,514,969
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	322,320	282,714
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (A)	2.812	01-16-37	341,000	305,198
MFA Trust
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	518,012	486,838
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(B)	3.500	10-25-59	70,111	66,125
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	942,790	832,023
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (A)(B)	4.455	11-05-41	741,000	733,720
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	817,155	770,402
OBX Trust
Series 2021-NQM1, Class A1 (A)(B)	1.072	02-25-66	461,350	398,288
Series 2021-NQM2, Class A1 (A)(B)	1.101	05-25-61	996,198	818,276
Series 2021-NQM3, Class A1 (A)(B)	1.054	07-25-61	1,056,282	870,060
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	1,981,000	2,039,157
Series 2024-CNTR, Class D (A)	7.109	11-13-41	1,926,000	2,009,882
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	1,678,000	1,483,190
Series 2021-OVA, Class D (A)	2.851	07-15-41	240,000	207,191
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	494,944	464,932
Series 2022-1, Class A1 (A)(B)	2.447	12-25-66	1,162,370	1,050,600
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	187,628	185,156
Series 2018-4, Class A1 (A)(B)	3.000	06-25-58	591,321	562,392
Series 2019-1, Class A1 (A)(B)	3.750	03-25-58	644,245	627,859
Series 2019-4, Class A1 (A)(B)	2.900	10-25-59	391,103	375,686
Series 2020-1, Class A1 (A)(B)	2.710	01-25-60	329,910	318,151
Series 2020-3, Class A1 (A)(B)	3.088	02-25-63	146,129	141,760
Series 2020-4, Class A1 (A)	1.750	10-25-60	1,121,257	1,021,586
Series 2024-1, Class A1 (A)(B)	4.851	03-25-64	1,085,364	1,104,896
Series 2024-3, Class A1A (A)(B)	5.042	07-25-65	718,057	735,352
Series 2024-4, Class A1A (A)(B)	4.527	10-27-64	548,345	553,522
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (A)(B)	5.229	07-13-44	1,385,000	1,400,321
Verus Securitization Trust
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	734,276	659,015
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	483,383	426,668
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	520,836	442,757
Series 2021-5, Class A1 (A)(B)	1.013	09-25-66	326,017	283,836
Series 2021-6, Class A1 (A)(B)	1.630	10-25-66	123,190	108,281
Series 2021-R2, Class A1 (A)(B)	0.918	02-25-64	105,259	98,016
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (A)	6.664	12-25-68	293,444	296,727
Visio Trust
22	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-1R, Class A1 (A)	1.312	11-25-55	380,514	$366,054
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A2	2.766	02-15-53	27,135	26,645
Series 2025-5C4, Class A3	5.673	05-15-58	1,364,000	1,433,373
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (A)(B)	5.528	07-15-40	858,000	881,749
U.S. Government Agency 7.9%				16,433,842
Government National Mortgage Association
Series 2016-174, Class IO	0.888	11-16-56	29,675	931
Series 2017-109, Class IO	0.229	04-16-57	41,808	511
Series 2017-124, Class IO	0.626	01-16-59	38,182	1,325
Series 2017-140, Class IO	0.485	02-16-59	33,695	908
Series 2017-159, Class IO	0.429	06-16-59	20,617,318	521,245
Series 2017-20, Class IO	0.516	12-16-58	68,370	1,427
Series 2017-22, Class IO	0.773	12-16-57	22,278	813
Series 2017-23, Class IO	0.599	05-16-59	5,107,800	172,388
Series 2017-46, Class IO	0.652	11-16-57	55,154	2,059
Series 2017-54, Class IO	0.697	12-16-58	13,838,177	478,322
Series 2017-61, Class IO	0.699	05-16-59	226,672	7,991
Series 2017-89, Class IO	0.457	07-16-59	31,328	774
Series 2018-114, Class IO	0.591	04-16-60	80,238	3,157
Series 2018-158, Class IO	0.796	05-16-61	164,362	9,726
Series 2018-23, Class IO	0.584	11-16-59	14,980,946	499,958
Series 2018-69, Class IO	0.608	04-16-60	56,936	2,558
Series 2018-99, Class IO	0.452	06-16-60	164,854	5,610
Series 2019-131, Class IO	0.803	07-16-61	130,692	7,437
Series 2020-108, Class IO	0.847	06-16-62	2,407,014	138,558
Series 2020-114, Class IO	0.798	09-16-62	785,497	42,246
Series 2020-118, Class IO	0.884	06-16-62	4,905,820	257,291
Series 2020-120, Class IO	0.758	05-16-62	918,775	53,571
Series 2020-137, Class IO	0.798	09-16-62	3,848,293	221,914
Series 2020-150, Class IO	0.966	12-16-62	1,063,772	74,551
Series 2020-170, Class IO	0.835	11-16-62	493,961	31,818
Series 2020-92, Class IO	0.881	02-16-62	770,230	44,160
Series 2021-10, Class IO	0.987	05-16-63	418,386	30,764
Series 2021-11, Class IO	1.021	12-16-62	11,552,177	842,679
Series 2021-203, Class IO	0.870	07-16-63	5,533,873	358,758
Series 2021-220, Class IO	0.828	12-16-63	5,085,282	315,266
Series 2021-3, Class IO	0.870	09-16-62	1,980,464	126,171
Series 2021-47, Class IO	0.992	03-16-61	4,467,138	298,844
Series 2022-144, Class IO	0.529	10-16-64	20,218,909	1,002,389
Series 2022-150, Class IO	0.822	06-16-64	5,376,180	309,491
Series 2022-181, Class IO	0.719	07-16-64	2,380,696	144,456
Series 2022-221, Class IO	0.844	06-16-64	6,745,194	450,561
Series 2022-57, Class IO	0.756	09-16-63	2,816,148	144,645
Series 2023-105, Class IO	0.747	07-16-65	5,563,428	340,924
Series 2023-177, Class IO	0.859	06-16-65	7,530,905	455,296
Series 2023-197, Class IO	1.241	09-16-65	7,298,892	616,799
Series 2023-30, Class IO	1.001	11-16-64	2,915,067	197,952
Series 2023-33, Class IO	0.936	05-16-63	4,590,743	309,738
Series 2023-36, Class IO	0.935	10-16-64	8,008,631	499,805
Series 2023-62, Class IO	0.938	02-16-65	4,873,762	312,164
Series 2023-91, Class IO	0.875	04-16-65	4,458,032	313,250
Series 2024-135, Class IO	0.834	11-16-66	14,460,659	922,901
Series 2024-179, Class XI IO	0.831	12-16-66	13,758,598	993,764
Series 2024-193, Class IO	0.700	12-16-66	16,049,198	1,030,566
Series 2024-194, Class IO	0.973	08-16-67	13,999,763	1,066,002
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	23

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2025-3, Class IO	0.855	04-16-67	13,318,256	$901,282
Series 2025-35, Class IO	0.763	09-16-66	15,866,029	895,729

Series 2025-73, Class IO	0.676	08-16-67	15,873,127	972,397
Asset-backed securities 60.4%				$125,264,064
(Cost $122,439,783)
Asset-backed securities 60.4%				125,264,064
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	362,574	357,454
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (A)	6.500	11-16-48	1,620,000	1,652,438
AMSR Trust
Series 2021-SFR1, Class B (A)	2.153	06-17-38	570,000	535,225
Series 2024-SFR1, Class A (A)	4.290	07-17-41	120,000	119,061
Series 2025-SFR1, Class A (A)	3.655	06-17-42	757,000	726,999
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	185,707	172,464
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	2,531,750	2,436,863
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	2,111,467	1,961,622
Capital Automotive REIT
Series 2024-3A, Class A1 (A)	4.400	10-15-54	956,590	933,100
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	2,043,720	2,058,044
CARS-DB8 LP
Series 2024-2A, Class A2 (A)	5.250	05-15-54	881,016	876,073
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	1,871,910	1,620,780
Series 2021-1A, Class A1 (A)	1.530	03-15-61	2,342,198	1,957,385
CLI Funding IX LLC
Series 2025-1A, Class A (A)	5.350	06-20-50	1,505,828	1,528,498
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	1,264,801	1,183,012
Series 2020-3A, Class A (A)	2.070	10-18-45	325,267	304,901
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	749,882	692,624
Series 2022-1A, Class A (A)	2.720	01-18-47	863,380	798,627
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (A)	5.923	11-22-49	1,525,000	1,561,108
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	1,400,000	1,417,528
Series 2025-1A, Class A1 (A)	5.316	05-25-50	1,374,000	1,401,431
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	579,000	594,471
Concord Music Royalties LLC
Series 2025-2A, Class A (A)	5.785	07-20-75	1,293,000	1,308,477
Consolidated Communications LLC
Series 2025-1A, Class A2 (A)	6.000	05-20-55	1,660,000	1,710,060
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	1,893,000	1,856,286
Series 2024-2A, Class A2 (A)	4.500	05-20-49	2,671,000	2,623,045
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	3,073,000	3,026,385
Series 2021-2A, Class A2 (A)	2.400	10-25-51	1,356,000	1,316,915
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,026,750	1,011,994
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	1,229,000	1,177,556
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.668	10-25-49	682,560	656,461
Series 2021-1A, Class A2I (A)	2.662	04-25-51	1,862,338	1,759,677
Series 2025-1A, Class A2I (A)	4.930	07-25-55	762,000	765,096
Series 2025-1A, Class A2II (A)	5.217	07-25-55	885,000	889,148
24	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	1,841,183	$1,776,765
Series 2021-1A, Class A2 (A)	2.791	10-20-51	1,769,250	1,664,316
Series 2024-1A, Class A2 (A)	6.372	10-20-54	2,819,520	2,917,911
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A (A)	1.360	08-27-35	35,090	33,322
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	1,883,000	1,896,446
FirstKey Homes Trust
Series 2021-SFR1, Class C (A)	1.888	08-17-38	213,000	206,699
Series 2021-SFR1, Class D (A)	2.189	08-17-38	445,000	432,634
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	190,610	189,845
Series 2021-1A, Class A2 (A)	2.773	04-20-29	288,506	286,498
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	2,143,000	2,106,885
HIN Timeshare Trust
Series 2020-A, Class A (A)	1.390	10-09-39	92,857	89,226
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	67,064	65,113
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	1,660,000	1,608,445
Series 2023-1A, Class A2 (A)	5.687	05-20-53	1,825,000	1,842,480
Invitation Homes Trust
Series 2024-SFR1, Class A (A)	4.000	09-17-41	1,302,768	1,277,546
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	1,904,430	1,941,567
Series 2025-1A, Class A2 (A)	5.610	08-16-55	598,000	608,934
Lyra Music Assets LP
Series 2025-1A, Class A2 (A)	5.604	09-20-65	1,179,000	1,193,054
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	63,047	62,424
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	113,198	115,526
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A (A)	1.220	07-15-69	29,454	27,761
Series 2020-IA, Class A1A (A)	1.330	04-15-69	124,401	115,252
Series 2021-FA, Class A (A)	1.110	02-18-70	556,985	498,287
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	130,573	115,333
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	2,115,171	1,994,382
Series 2022-1A, Class A2 (A)	3.695	01-30-52	902,275	844,543
Series 2023-1A, Class A2 (A)	7.308	01-30-53	565,500	579,355
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	2,857,000	2,372,875
Series 2021-1, Class B1 (A)	2.410	10-20-61	1,297,000	836,770
Progress Residential Trust
Series 2021-SFR3, Class A (A)	1.637	05-17-26	338,654	334,991
Series 2021-SFR6, Class A (A)	1.524	07-17-38	428,887	420,298
Series 2024-SFR1, Class A (A)	3.350	02-17-41	775,564	749,156
Series 2025-SFR1, Class A (A)	3.400	02-17-42	1,216,497	1,163,945
Series 2025-SFR2, Class A (A)	3.305	04-17-42	1,516,145	1,441,980
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	2,279,000	2,286,127
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (A)(C)	5.798	01-15-38	857,000	858,861
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (A)(C)	5.618	04-15-38	960,000	958,922
Scalelogix ABS US Issuer LLC
Series 2025-1A, Class A2 (A)	5.673	07-25-55	1,406,000	1,409,709
SCF Equipment Leasing LLC
Series 2022-2A, Class C (A)	6.500	08-20-32	17,590	17,608
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	25

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	2,225,000	$2,283,390
SERVPRO Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.882	10-25-49	212,063	209,454
Series 2021-1A, Class A2 (A)	2.394	04-25-51	1,220,813	1,147,498
Series 2024-1A, Class A2 (A)	6.174	01-25-54	903,245	935,059
Sesac Finance LLC
Series 2025-1, Class A2 (A)	5.500	07-25-55	1,575,000	1,574,018
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (A)	1.070	01-15-53	353,692	322,311
Series 2021-D, Class A1A (A)	1.340	03-17-53	110,880	103,960
Series 2023-A, Class A1A (A)	5.380	01-15-53	112,360	115,045
Series 2023-C, Class A1A (A)	5.670	11-15-52	107,890	110,966
Series 2024-A, Class A1A (A)	5.240	03-15-56	1,599,438	1,635,822
Series 2024-E, Class A1A (A)	5.090	10-16-56	1,281,968	1,304,836
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	1,341,400	1,318,023
Series 2020-1A, Class A2II (A)	4.336	01-20-50	1,244,500	1,199,733
Series 2021-1A, Class A2I (A)	2.190	08-20-51	1,428,759	1,320,168
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	1,214,820	1,233,968
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,125,495	1,152,308
Series 2024-3A, Class A23 (A)	5.914	07-30-54	2,287,713	2,272,559
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	1,098,000	1,108,550
Series 2025-1A, Class A2 (A)	5.036	03-25-55	2,414,000	2,390,197
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	1,161,600	1,101,467
Series 2021-1A, Class A (A)	1.650	02-20-46	967,690	882,464
T-Mobile US Trust
Series 2025-2A, Class A (A)	4.340	04-22-30	1,379,000	1,390,569
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	432,845	408,402
Tricon Residential Trust
Series 2024-SFR3, Class A (A)	4.500	08-17-41	1,394,862	1,395,045
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	1,268,942	1,188,048
Series 2021-1A, Class A (A)	1.860	03-20-46	1,177,340	1,084,734
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	1,121,000	1,151,300
Vantage Data Centers LLC
Series 2020-2A, Class A2 (A)	1.992	09-15-45	1,145,000	1,081,985
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	470,437	456,556
Verizon Master Trust
Series 2024-5, Class A (A)	5.000	06-21-32	3,433,000	3,544,882
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	1,906,252	1,766,867
Willis Engine Structured Trust VIII
Series 2025-A, Class A (A)	5.582	06-15-50	822,461	835,165
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	3,404,160	3,268,431
Series 2024-1A, Class A2 (A)	5.858	12-05-54	1,047,000	1,081,951
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	892,800	840,346
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	1,678,000	1,715,388

	Yield (%)	Shares	Value
Short-term investments 1.9%			$3,954,513
(Cost $3,954,255)
Short-term funds 1.9%			3,954,513
John Hancock Collateral Trust (D)	4.1996(E)	395,329	3,954,513

26	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Total investments (Cost $205,414,306) 100.8%	$208,997,127
Other assets and liabilities, net (0.8%)	(1,625,431)
Total net assets 100.0%	$207,371,696

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $180,896,040 or 87.2% of the portfolio’s net assets as of 8-31-25.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 8-31-25.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	27

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Bond Completion Portfolio
Investments in securities:
Assets
U.S. Government and Agency obligations	$907,911	—	$907,911	—
Corporate bonds	155,602	—	155,602	—
Short-term investments	11,621	$11,621	—	—
Total investments in securities	$1,075,134	$11,621	$1,063,513	—

Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$404,227,611	—	$404,227,611	—
Municipal bonds	294,324	—	294,324	—
Short-term investments	3,032,049	$3,032,049	—	—
Total investments in securities	$407,553,984	$3,032,049	$404,521,935	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$141,709,402	—	$141,709,402	—
Term loans	3,497,715	—	3,497,715	—
Asset-backed securities	387,839	—	387,839	—
Common stocks	7,423	—	7,423	—
Preferred securities	383,550	$383,550	—	—
28	|

	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (continued)
Short-term investments	$881,258	$881,258	—	—
Total investments in securities	$146,867,187	$1,264,808	$145,602,379	—

Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Investments in securities:
Assets
Municipal bonds	$18,985,139	—	$18,985,139	—
Short-term investments	370,681	$370,681	—	—
Total investments in securities	$19,355,820	$370,681	$18,985,139	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$79,778,550	—	$79,778,550	—
Asset-backed securities	125,264,064	—	125,264,064	—
Short-term investments	3,954,513	$3,954,513	—	—
Total investments in securities	$208,997,127	$3,954,513	$205,042,614	—
Investment in affiliated underlying funds. The portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Account Shares Bond Completion Portfolio
John Hancock Collateral Trust	1,162	$26,529	$55,697	$(70,616)	$(1)	$12	$190	—	$11,621
Managed Account Shares Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	303,111	$460,622	$25,504,100	$(22,933,277)	$557	$47	$18,970	—	$3,032,049
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	88,099	$2,878,706	$15,021,978	$(17,019,604)	$167	$11	$25,895	—	$881,258
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
John Hancock Collateral Trust	37,057	$226,221	$1,321,344	$(1,176,857)	$(34)	$7	$4,480	—	$370,681
Managed Account Shares Securitized Debt Portfolio
John Hancock Collateral Trust	395,329	$2,077,126	$19,943,125	$(18,066,565)	$674	$153	$43,337	—	$3,954,513
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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